DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of maturities of time deposits of $100 or more
	2012	2011

Under 3 months	$28,504	$31,221
3 to 12 months	64,639	52,729
Over 12 months	27,018	24,972

Total	$120,161	$108,922

Schedule of maturities of interest-bearing time deposits
2013	$192,656
2014	15,824
2015	16,734
2016	14,666
2017	8,135
Thereafter	186
Total	$248,201